Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Revenue	$ 92,390	$ 15,936	$ 6,155
Direct costs	(43,600)	(6,659)	(4,982)
Gross profit	48,790	9,277	1,173
Other income and other net gains	614	2,006	4,133
Selling and marketing expenses	(35,540)	(5,413)	(5,462)
Research and development expenses	(5,132)	(9,051)	(9,172)
Impairment of goodwill	(6,815)	0	0
Administrative and other operating expenses	(46,398)	(33,090)	(29,116)
Operating loss from continuing operations	(44,481)	(36,271)	(38,444)
Fair value gain/(loss) on financial assets at fair value through profit or loss	780	(8,869)	(7,135)
Gain on warrant exchange	36,657	0	0
Fair value (loss)/gain on warrant liabilities	(17,943)	49	3,351
Unrealized fair value loss on digital assets	(9,725)	0	0
Gain on partial disposal of an equity-accounted investee	0	1,244	0
Share of loss of equity-accounted investees, net of tax	(1,260)	(2,010)	(670)
Other finance costs	(241)	(168)	(46)
Loss before taxation	(36,213)	(46,025)	(42,944)
Income tax (expense)/credit	(34)	7,639	(54)
Loss from continuing operations	(36,247)	(38,386)	(42,998)
Discontinued operations
Loss from discontinued operations, net of tax	(3,731)	(11,420)	(21,779)
Loss for the year	(39,978)	(49,806)	(64,777)
Items that will not be reclassified subsequently to profit or loss:
Share of other comprehensive (expense)/income of equity-accounted investees	(26)	303	0
Item that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	716	(1,024)	1,795
Reclassification of cumulative translation reserve upon disposal of foreign operations	(74)	0	0
Other comprehensive income/(expense) for the year	616	(721)	1,795
Total comprehensive expense for the year	(39,362)	(50,527)	(62,982)
Loss attributable to:
Equity shareholders of the Company	(37,709)	(46,304)	(62,724)
Non-controlling interests	(2,269)	(3,502)	(2,053)
Loss for the year	(39,978)	(49,806)	(64,777)
Total comprehensive expense attributable to:
Equity shareholders of the Company	(37,159)	(46,785)	(61,112)
Non-controlling interests	(2,203)	(3,742)	(1,870)
Total comprehensive expense for the year	$ (39,362)	$ (50,527)	$ (62,982)
Loss per share
Basic loss per share (USD per share)	$ (2.68)	$ (3.71)	$ (5.58)
Diluted loss per share (USD per share)	(2.68)	(3.71)	(5.58)
Loss per share - Continuing operations
Basic loss per share from continuing operations (USD per share)	(2.46)	(3.14)	(3.79)
Diluted loss per share from continuing operations (USD per share)	$ (2.46)	$ (3.14)	$ (3.79)